Expenses - Other (losses) and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER (LOSSES) AND GAINS
Underground shutdown costs	$ 0.0	$ (3.4)
Gain (loss) on foreign exchange	1.2	(3.7)
Loss on disposal of assets	(1.6)	(1.2)
Gain on revaluation of investments	17.4	0.0
Unrealized (loss) gain on revaluation of non-current derivative financial liabilities	(110.4)	20.1
Settlement and gain (loss) on revaluation of gold price option contracts	26.4	(21.7)
Settlement and loss on revaluation of copper price option contracts	0.0	(0.7)
Gain on foreign exchange derivative	9.0	1.5
Loss on sale of Blackwater (Note 10)	(30.2)	0.0
Revaluation of CSP's reclamation and closure cost obligation	3.4	0.6
New Afton free cash flow interest obligation transaction costs (Note 12)	(3.4)	0.0
Gain on receivable associated with Mesquite sale	12.8	4.0
Other	(2.9)	(1.1)
Total other (losses) gains	$ (78.3)	$ (5.6)